Unique LoanID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	Fitch Final Compliance Grade	Moody's Final Compliance Grade	DBRS Final Compliance Grade
5000001	2
[2]   Credit Score Disclosure Not Present
[2]   Flood Insurance Cert Missing
[2]   Initial TIL Missing
[2]   Missing Attorney Disclosure
[2]   Missing Insurance Disclosure
[2]   Missing Application Disclosure
[2]   Missing Initial Tax Authorization Notice
							B	B	B
5000002	2
[2]   State - Missing Loan Origination and Compensation Agreement
[2]   State - Missing Borrower Interest Worksheet
[2]   State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
							B	B	B
5000003	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Waiver of Borrower's Rights [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
Finance charges under disclosed by $439.05 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose the tax service fee $62, flood cert fee $15,  closing fee $350 or courier fee of $15 as prepaid finance charges.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000004	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial GFE Date not within 3 days of Initial Application Date
FInance charges are under disclosed $887.49, which exceeds max of $100 for purchase transaction. TIL itemization is not provided to determine reason for under disclosure. Appears reason for under disclosure due to consideration of MI fall off.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000005	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing					B	B	B
5000006	2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure					B	B	B
5000011	2
[2]   Initial TIL Missing
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
							B	B	B
5000012	2
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Interim Interest Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							B	B	B
5000013	2	[2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
5000014	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
5000015	2	[2] State - Missing Lock In Agreement					B	B	B
5000016	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
							B	B	B
5000017	2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
							B	B	B
5000020	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Initial TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Loan Commitiment
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Notice to Cosigner

Finance charges under-disclosed by $255.06 which exceeds the $35 tolerance for refinance transactions. Unable to determine the source of the under-disclosure as the itemization of amount financed is not present in file.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000046	2	[2] State - Missing Broker Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)					B	B	B
5000047	2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
5000048	2
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Dual Status / Dual Capacity Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
							B	B	B
5000049	1						A	A	A
5000050	2
[2]   State - Missing Broker Agreement
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Commitment Letter
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
							B	B	B
5000051	2
[2]   Initial GFE Missing
[2]   Credit Score Disclosure Not Present
[2]   Initial TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
							B	B	B
5000052	2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Automated Valuation Report Notice w/ copy of AVM
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
							B	B	B
5000053	2	[2] State - Missing Dower / Homestead Waiver Rider to Mortgage					B	B	B
5000054	2	[2] Affiliated Business Doc Missing					B	B	B
5000055	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
5000056	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure					B	B	B
5000057	3	[3] Incomplete File		UTD		Indeterminable	D	D	D
5000058	1						A	A	A
5000059	3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Pre-Application Dislcosure		NO		TNR Testing Not Required	D	D	D
5000060	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
5000061	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Commitment Letter
[2]   State - Missing Consumer Disclosure Statement
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
5000062	1						A	A	A
5000063	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Rate Lock Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Oral Agreement Notice
[2]   Initial TIL Missing
							B	B	B
5000064	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
5000065	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
5000066	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
5000067	1						A	A	A
5000068	1						A	A	A
5000069	3
[3]   TIL Incomplete
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Lock In Agreement
			Final TIL signed at closing; however, reflects estimated APR, Finance Charge, and Total Payment figures.	NO		TNR Testing Not Required	B	B	B
5000070	2	[2] Initial GFE Missing					B	B	B
5000071	2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Right to Choose Insurance Provider
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
[2]   Initial GFE Missing
							B	B	B
5000072	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Broker Agreement
[2]   State - Missing Notice of Residential Mortgage Loan Applicants
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Application Disclosure / Choice of Agent and Insurer Notice
[2]   State - Missing Form REW-4 / Notice of State Tax Withholding
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
5000073	1						A	A	A
5000074	2
[2]   State - Missing Application Disclosure Statement
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
5000075	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
							B	B	B
5000076	2
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Attorneys' Fees Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing Licensee Information or Affidavit of Exemption
							B	B	B
5000077	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
5000078	2	[2] State - Missing Cover Page / Social Security Disclosure					B	B	B
5000079	2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
5000080	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
5000081	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice					B	B	B
5000082	1						A	A	A
5000083	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing
Finance charges under disclosed by $295.89 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a wire fee of $50, a courier fee of $50 and a disbursement fee of $200 as prepaid finance charges.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000084	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing First Time Home Buyer Affidavit
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   Initial GFE Missing
[2]   Initial TIL Missing

Finance charges under disclosed by $199.86 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose a recording service fee of $25, a copy fee of $199.50 and a courier fee of $50 partially offset by an itemized closing settlement fee of $50, and flood fee of $26 as prepaid finance charges .
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000085	3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Commitment Letter
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	D	D	D
5000086	2
[2]   State - Missing Dower / Homestead Waiver Rider to Mortgage
[2]   State - Missing Borrower's Bill of Rights
[2]   State - Missing Consumer Caution and Counseling Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							B	B	B
5000087	2	[2] State - Missing Notice of Choice of Insurance Agent Disclosure [2] State - Missing Appraisal Notice					B	B	B
5000088	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Cover Page / Social Security Disclosure

APR under disclosed by .5064 which exceeds the .125 tolerance.
Finance charges under disclosed by $ 14167.95 which exceeds the $100 tolerance for purchase transactions. Lenders Final TIL represents 180 monthly payments of MI.  Whereas audited finance charge reflects 202 monthly payments of MI and a fall-off after approximately 78% LTV.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000089	2	[2] Initial TIL Missing					B	B	B
5000090	3
[3]   HUD-1 Incomplete
[3]   No tolerance fees increased at closing (Credit or Charge for Interest Rate)
[3]   No tolerance fees increased at closing (Adjusted Origination Charges)
[2]   State - Missing Borrower's Bill of Rights
[2]   State - Missing Consumer Caution and Counseling Disclosure
[2]   Initial GFE Date not within 3 days of Initial Application Date

Final HUD not signed by the borrower or stamped by settlement agent.
Initial GFE dated 6/23/2010 is not within 3 days of application 6/16/2010.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 06/23/2010; Adjusted Origination disclosed as $2386.67 increased at closing to $2392.68. This is due to the fact that GFE2 dated 07/13/2010 reflects an undocumented increase in Adjusted Origination charges from $2386.67 to $2392.68
No tolerance fees increased at closing: Charge for Interest Rate disclosed on the most recent binding GFE dated 06/23/2010 of $2386.67 but final HUD discloses a charge of $2392.68. This is due to the fact that GFE2 dated 07/13/2010 reflects an undocumented increase in charge for interest rate from $2386.67 to $2392.68.
				YES		TR HUD Deficiency	D	D	D
5000091	2	[2] State - Missing Commitment Letter [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
5000092	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Commitment Letter
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
5000093	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
5000094	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)
APR under disclosed by .1449 which exceeds the .125 tolerance.
Finance charges under disclosed by $447.00 which exceeds the $100 tolerance for purchase transactions. TIL itemization of amount finance did not disclose the Closing Attorney fee of $450.00 as a prepaid finance charge.

APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

						TILA SOL Expired	B	B	B
5000095	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[3]   HUD-1 Incomplete
[3]   APR Tolerance UnderDisclosed 0.125
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer

APR under disclosed by .1287 which exceeds the .125 tolerance.
Final HUD incomplete due to not being signed by the borrower.
Finance charges under disclosed by $647 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a Seller credit on page one of HUD for $3,592.97 which is not itemized therefore excluded.
				YES
APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

						TR HUD Deficiency	D	D	D
5000096	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
							B	B	B
5000097	2
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
							B	B	B
5000098	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   Loan is subject to IL Predatory Lending Database Program
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
			Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.				B	B	B
5000099	2	[2] Initial TIL Missing					B	B	B
5000100	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $88 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000101	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
5000102	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
5000103	3	[3] HUD-1 Estimated [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] Initial GFE Missing [2] Initial TIL Missing	HUD in file is a signed estimated copy.	YES		TR Indeterminable	D	D	D
5000104	3
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Application Disclosure
[2]   State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note
[2]   State -  Missing Broker Agreement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES		TR Indeterminable	D	D	D
5000105	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Broker Agreement [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze					B	B	B
5000106	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
5000107	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing signed Notice of Mortgage Broker Fee
[2]   Initial TIL Missing
							B	B	B
5000108	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date
Finance charges under disclosed by $257.15 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.  There is a lender credit on line 204 of the final Hud in the amount of $1,575.50 which is not itemized therefore excluded.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000109	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Childhood Lead Poisoning Prevention
Finance charges under disclosed by $659.28 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose a closing attorney fee of $650, a courier fee of $20 and a wire fee of $20 as prepaid finance charges.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000112	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure
[2]   State - Missing Amortization Information Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
5000113	3
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Rate Lock Disclosure
[2]   State - Missing Disclosure of Facts Material to the Borrower’s Decision, Rights or Interests
[2]   State - Missing Disclosure of Mortgage Loan Compensation
[2]   State - Missing Freedom of Choice Insurance Disclosure
[2]   State - Missing Rate Lock Agreement
[2]   State - Missing Disclosure of Loans that Borrower Qualifies For
[2]   State - Missing Mortgage Loan Summary
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES		TR Indeterminable (UAL State)	D	D	D
5000114	3	[3] Incomplete File		UTD		Indeterminable	D	D	D
5000115	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Real Property Recordation and Transfer Tax (Form FP 7/C)
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Financing Agreement
[2]   State - Missing Mortgage Disclosure Form
[2]   Initial GFE Missing
							B	B	B
5000116	2
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
5000265	3	[3] TIL Missing [2] Initial TIL Missing		NO		TNR Testing Not Required	B	B	B
5000266	2	[2] Initial GFE Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
5000267	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
5000268	2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] Initial TIL Missing					B	B	B
5000269	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Net Tangible Benefit Worksheet [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
5000270	3
[3]   HUD-1 Incomplete
[3]   TIL Incomplete
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
			Final HUD incomplete due to not executed by borrower or settlement agent. Final TIL incomplete due to the payment stream not reflecting the mortgage payment with monthly mortgage insurance.	YES		TR HUD Deficiency	D	D	D
5000271	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
5000272	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing					B	B	B
5000273	2
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Commitment Letter
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
5000274	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial TIL Missing
			Finance charges under disclosed by $168.96 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000275	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $150 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000276	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
5000277	1						A	A	A
5000278	2	[2] Affiliated Business Doc Missing					B	B	B
5000279	3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Disclosure
[2]   State - Missing Title Insurance Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	D	D	D
5000280	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Loan Commitment
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   Initial TIL Missing
							B	B	B
5000281	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice					B	B	B
5000282	3	[3] TIL Incomplete [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL incomplete due not being signed or dated by the borrower.	TESTED		TR Tested	B	B	B
5000283	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $428 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000284	3
[3]   TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Mortgage Loan Commitment
[2]   Initial GFE Missing
				NO		TNR Testing Not Required	B	B	B
5000285	3	[3] TIL Missing		NO		TNR Testing Not Required	B	B	B
5000286	2	[2] State - Missing Notice to Purchaser-Mortgagor					B	B	B
5000287	3
[3]   TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	B	B	B
5000288	3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)
ROR executed by borrowers on 12/XX/2006 with expiration of rescission period noted as 12/XX/2006. HUD reflects a funding date of 12/XX/2006, equal to the rescission period expiration date, and 4 days of interest was collected which coincides with a 12/XX/2006 funding date.
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000289	2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing					B	B	B
5000290	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
5000291	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
5000292	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges are under disclosed by $150.14 which exceeds $35 for refinances. Final TIL itemization not provided to determine reason for under disclosure.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000293	2	[2] Initial TIL Missing					B	B	B
5000294	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
5000295	1						A	A	A
5000296	1						A	A	A
5000297	2	[2] Initial TIL Missing					B	B	B
5000298	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
5000299	1						A	A	A
5000300	2	[2] Initial TIL Missing [2] Initial GFE Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing					B	B	B
5000301	1						A	A	A
5000302	2	[2] Initial TIL Missing					B	B	B
5000303	3	[3] State Late Charge Not Standard [2] Initial TIL Missing	Late charge of 5% exceeds maximum allowable late charge in the state of XX. The amount of any late fee may not exceed 3% of the amount of principal and interest then overdue.			Late Charge	C	C	C
5000304	1						A	A	A
5000305	2	[2] Initial TIL Missing					B	B	B
5000306	1						A	A	A
5000307	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing					B	B	B
5000308	3
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Application Disclosure
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000309	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice					B	B	B
5000310	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $101.16 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an closing attorney fee of $125 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000311	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
5000312	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing					B	B	B
5000313	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice to Cosigner
Initial GFE dated 9/2/2010 is not within 3 days of application 08/27/2010.
Initial TIL dated 9/2/2010 is not within 3 days of application 8/27/2010. There is No evidence in file as to when the lender received the application from the broker.
							B	B	B
5000314	2	[2] Initial GFE Date not within 3 days of Initial Application Date	Initial GFE dated 8/22/2011 is not within 3 days of application 7/26/2011.				B	B	B
5000315	3
[3]   State Grace Period Below Minimum
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   Initial GFE Missing
[2]   Credit Score Disclosure Not Present
			Grace period of 9 days is below the minimum of 10 days per the state of XXX.			Late Charge	C	C	C
5000316	3
[3]   [GA] Home Loan Provision: Mandatory Arbitration Provision found in file. GA Fair Lending Act as amended by Senate Bill 53 prohibits mandatory arbitration clause on GA home loans.
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial TIL Missing
			[GA] Home Loan Provision: Mandatory Arbitration Provision found in file. GA Fair Lending Act as amended by Senate Bill 53 prohibits mandatory arbitration clause on GA home loans.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	State - NC	C	C	C
5000317	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   State - Missing or Incomplete Variable Rate Disclosure
[2]   Initial TIL Missing
							B	B	B
5000318	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note
[2]   State - Missing Lock-In Agreement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
5000319	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
5000320	2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure					B	B	B
5000321	3	[3] TIL Missing [2] State - Missing Lock In Agreement		NO		TNR Testing Not Required	B	B	B
5000322	1						A	A	A
5000323	3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Credit Score Disclosure Not Present	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

						TILA SOL Expired	B	B	B
5000324	2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Interim Interest Disclosure					B	B	B
5000325	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commitment Letter
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing Dual Capacity Disclosure
[2]   State - Missing signed Notice of Mortgage Broker Fee
[2]   State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority
							B	B	B
5000326	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Net Tangible Benefit Worksheet					B	B	B
5000327	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Waiver of Borrower's Rights
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
							B	B	B
5000328	3
[3]   HUD-1 Incomplete
[3]   TIL Incomplete
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present

Final HUD incomplete due to not being signed by the borrower.
Final TIL was not signed by the borrower at closing and reflects estimated APR, finance charges, amount financed and total payment figures.
ROR executed by borrowers 10/XX/2006 with expiration of rescission period noted as 10/XX/2006. HUD does not reflect a funding date and no interest was collected which makes the funding date 30 days prior to the 1st payment date of 10/XX/2006.
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR HUD Deficiency	D	D	D
5000329	3
[3]   TIL Incomplete
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Loan Application Supplemental Disclosure
[2]   State - Missing Borrower Interest Worksheet
[2]   State - Missing Mortgage Loan Rate Lock Commitment
[2]   State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   Missing originator name, address, and/or license # on recorded mortgage/assignment of mortgage

APR under disclosed by 1.1479 which exceeds the .125 tolerance.
Final TIL was signed by the borrower at closing, however, reflects estimated finance charge and total payment figures.
Finance charges are under-disclosed by $60,568.73 which exceeds the $35 tolerance for refinance transactions.  While the Pay Right Rewards Program on the Addendum to the Note indicates a rate reduction of 0.20% after every 12 months for the first 10 years, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
ROR executed by borrowers 10/XX/2006 with expiration of rescission period noted as 10/XX/2006. HUD does not reflect a funding date and no interest was collected which makes the funding date 30 days prior to the 1st payment date of 10/XX/2006.
				TESTED
APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

						TR Tested	B	B	B
5000331	3
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing Appraisal Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
				NO		TNR Testing Not Required	D	D	D
5000332	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
							B	B	B
5000333	3
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000334	3
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000335	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date

Finance charges under disclosed by $193.65 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose settlement fees: underwriting $50, closing settlemnet $125 and courier $18.50 as prepaid finance charges.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000337	3	[3] TIL Missing [2] Initial TIL Missing		NO		TNR Testing Not Required	B	B	B
5000338	3
[3]   HUD-1 Incomplete
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Application Disclosure / Advance Fee Agreement
[2]   State - Missing Appraisal Notice
[2]   Initial TIL Missing

Final HUD incomplete due to not being signed by the borrower or stamped by settlement agent.
Finance charges under disclosed by $251 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.
				NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TNR Testing Not Required	D	D	D
5000339	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present					B	B	B
5000340	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing					B	B	B
5000342	3
[3]   HUD-1 Incomplete
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Impound Authorization Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
			HUD in file is not executed by borrower or certified by settlement agent.	YES		TR HUD Deficiency	D	D	D
5000344	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
5000345	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
5000346	2	[2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
5000347	3
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Agent's Certification as to the Validity of Power of Attorney and Agent's Authority
[2]   State - Missing Alternative Financing Disclosure
[2]   State - Missing Broker Agreement
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Notice of Residential Mortgage Loan Applicants
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Application Disclosure / Choice of Agent and Insurer Notice
[2]   State - Missing Balloon Addendum to Note and/or Rider to Mortgage
[2]   State - Missing Form REW-4 / Notice of State Tax Withholding
[2]   State - Missing Notice of Borrower's Right to Select Title Attorney
[2]   Initial GFE Missing
[2]   Initial TIL Missing
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000348	3
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Disclosure
[2]   State - Missing Right to Choose Insurance Provider
[2]   State - Missing Rate Lock
[2]   State - Missing Documentation of Fees paid to Third Parties
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000349	2	[2] State - Missing Appraisal Notice					B	B	B
5000350	1						A	A	A
5000351	2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
							B	B	B
5000352	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
5000353	3
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Consumer Disclosure Statement
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   State - Missing Tax Escrow Notice / Election of Property Tax Payment Method
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
5000354	2	[2] Affiliated Business Doc Missing [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note					B	B	B
5000355	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Mortgage Loan Commitment					B	B	B
5000356	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
							B	B	B
5000357	2
[2]   State - Missing Commitment Letter
[2]   State - Missing Consumer Disclosure Statement
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
5000358	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

Finance charges under disclosed by $213.67 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $1,519 that is not itemized, therefore, applied to non-APR fees first.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000359	3
[3]   TIL Incomplete
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Application Disclosure
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   Initial GFE Missing

Final TIL incomplete due to missing borrower signature and date.
Finance charges under disclosed by $743.53 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.
				NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TNR Testing Not Required	B	B	B
5000360	3	[3] HUD-1 Estimated [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	YES		TR Indeterminable	D	D	D
5000361	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing signed Notice of Mortgage Broker Fee
[2]   State - Missing Appraisal Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
5000362	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

Finance charges under disclosed by $1,085.23 which exceeds the $35.00 tolerance for refinance transactions.  Unable to determine the reason for under disclosure due to missing itemization of amount financed. Note, notary fee in the amount of $560 is unreasonable, therefore, entire amount included in finance charge calculation.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
5000363	2	[2] Affiliated Business Doc Missing [2] State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
5000364	3	[3] HUD-1 Estimated	Estimated HUD in file is executed by the borrower and not certified by the settlement agent.	NO		TNR Testing Not Required	D	D	D
5000365	3
[3]   HUD-1 Incomplete
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   Initial GFE Incomplete
			HUD incomplete due to bottom portion being cut off. HUD not signed by the borrower or certified by the settlement agent. Unable to determine if all fees were captured. Initial GFE missing date.	YES		TR Indeterminable (UAL State)	D	D	D